Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2016
Registrant Name	Premier Multi-Series VIT
Central Index Key	0001551431
Amendment Flag	false
Document Creation Date	Sep. 30, 2016
Document Effective Date	Sep. 30, 2016
Prospectus Date	Apr. 25, 2016